Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Short-term investments Bank Time Deposits Held-to-maturity securities USD ($)	Dec. 31, 2014 Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2014 Short-term investments Fixed rate principal guaranteed investments Held-to-maturity securities USD ($)	Dec. 31, 2014 Short-term investments Fixed rate principal guaranteed investments Held-to-maturity securities CNY	Dec. 31, 2014 Share-settled bonuses USD ($)	Dec. 31, 2014 Share-settled bonuses CNY	Dec. 31, 2013 Share-settled bonuses CNY	Dec. 31, 2014 Redeemable Noncontrolling Interest USD ($)	Dec. 31, 2014 Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Redeemable Noncontrolling Interest CNY	Dec. 31, 2014 Cash equivalents Bank Time Deposits USD ($)	Dec. 31, 2014 Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Cash equivalents Bank Time Deposits CNY	Dec. 31, 2014 Bonds USD ($)	Dec. 31, 2014 Bonds CNY	Dec. 31, 2013 Bonds CNY	Dec. 31, 2014 Due to related parties Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2014 Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Fixed rate principal guaranteed investments Held-to-maturity securities CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Share-settled bonuses CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Share-settled bonuses CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Redeemable Noncontrolling Interest CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds USD ($)	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Short-term investments Fixed rate principal guaranteed investments Held-to-maturity securities CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Share-settled bonuses CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Share-settled bonuses CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Redeemable Noncontrolling Interest CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Bonds CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Bonds CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2014 Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Unobservable inputs (Level 3) CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Short-term investments Fixed rate principal guaranteed investments Held-to-maturity securities CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Share-settled bonuses CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Share-settled bonuses CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Redeemable Noncontrolling Interest CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Bonds CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Bonds CNY	Dec. 31, 2014 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 165,671	1,027,919	1,923,544	$ 1,812	11,242	127,023	74,803	900,000	$ 145,054	900,000							$ 18,805	116,677	821,718							127,919	1,023,544	11,242	127,023	74,803	0	0					116,677	821,718						900,000	900,000	0	0	0	900,000	900,000					0	0					0	0	0	0	0	0	0					0	0
Liabilities measured at fair value on recurring basis	$ 463,238	2,874,204	1,311,846								$ 2,404	14,913	6,441	$ 16,117	100,000	100,000				$ 356,393	2,211,274	1,027,140	$ 88,324	(548,017)	178,265	2,211,274	1,027,140						0	0	0	0			$ 356,393	2,211,274	1,027,140	0	0		0						0	0	0	0			0	0	0	0	662,930	284,706						14,913	6,441	100,000	100,000			0	0	548,017	178,265